Property And Equipment	12 Months Ended
Dec. 31, 2012
Property And Equipment [Abstract]
Property And Equipment

9. Property and Equipment

       Major classifications of property and equipment as of December 31, 2012 and 2011, were as follows (dollars in thousands):

	As of December 31,
	2012			2011
		Accumulated			Accumulated
	Cost	Depreciation	Net	Cost	Depreciation	Net
Land	$5,335	$-	$5,335	$5,335	$-	$5,335
Buildings and leasehold improvements	230,665	(124,690)	105,975	210,337	(111,946)	98,391
Furniture, fixtures and equipment	155,118	(100,139)	54,979	135,487	(88,422)	47,065
Computer software	168,728	(73,246)	95,482	151,142	(55,504)	95,638
Total	$559,846	$(298,075)	$261,771	$502,301	$(255,872)	$246,429

The Company recognized depreciation expense of $65.9 million, $47.9 million and $39.1 million during 2012, 2011 and 2010, respectively.